Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liabilities:
Due to related parties	$ 14,234	$ 16,095
Deferred revenue - current (e)	18,800	19,986
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	13,218	15,126
Management fee payable to CSM (b)
Liabilities:
Due to related parties	1,016	969
Capital Maritime And Trading Corp.
Liabilities:
Deferred revenue - current (e)	2,829	2,925
Total liabilities	$ 17,063	$ 19,020